CVO GREATER CHINA FUND, INC.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                 March 3, 1998

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Division of Investment Management

                    Re:  CVO Greater China Fund, Inc.
                         Post-Effective Amendment No. 2 to the
                         Registration Statement on Form N-1A;
                         Registration No. 33-83822; 811-8760
                         -----------------------------------

Dear Sir/Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), CVO Greater China Fund, Inc. (the "Registrant") hereby certifies that:

          (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

          (2) the text of Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 27, 1998, accession number 0000922423-98-00272.

                                                   Very truly yours,

                                                   By:  /s/Morris W. Offit
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                                                        Morris W. Offit
                                                        President